Significant Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2021
Related Party Transactions [Abstract]
Summary of Significant Related Party Transactions Undertaken on Terms as Agreed Between Parties in Normal Course of Business

During the financial year, in addition to disclosures made elsewhere in the financial statements, there were the following significant related party transactions undertaken on terms as agreed between the parties in the normal course of business:

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Sale of services
-Related parties	5,164,280	4,504,413	—
Transfer of fixed assets
-Related party	156,402	—	—
Management fees
-Immediate holding company	—	1,100,000	918,353
-Related party	1,721,830	—	—
Research and development expense -Related party	—	—	800,000